CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 695,507	$ 378,102
Available for sale investments	0	1,954
Accounts receivable, net of allowance for credit losses	1,396,080	1,790,322
Unbilled revenue	1,361,198	951,936
Other receivables	82,760	65,797
Prepayments and other current assets	140,536	132,105
Income taxes receivable	102,931	91,254
Total current assets	3,779,012	3,411,470
Non-current assets:
Property, plant and equipment	365,726	361,184
Goodwill	9,085,447	9,022,075
Intangible assets	3,605,814	3,855,865
Operating right-of-use assets	156,955	140,333
Other receivables	88,445	78,470
Deferred tax asset	75,993	73,662
Investments in equity	53,720	46,804
Total Assets	17,211,112	16,989,863
Current liabilities:
Accounts payable	106,172	131,584
Unearned revenue	1,585,257	1,654,507
Other liabilities	1,045,134	915,399
Income taxes payable	52,585	13,968
Current bank credit lines, loan facilities and notes	29,762	110,150
Total current liabilities	2,818,910	2,825,608
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes	3,402,368	3,665,439
Lease liabilities	145,714	126,321
Non-current other liabilities	50,157	45,998
Non-current income taxes payable	201,135	186,654
Deferred tax liability	818,329	899,100
Commitments and contingencies	0	0
Total Liabilities	7,436,613	7,749,120
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 82,559,366 shares issued and outstanding at September 30, 2024 and 82,495,086 shares issued and outstanding at December 31, 2023	6,703	6,699
Additional paid-in capital	7,011,547	6,942,669
Other undenominated capital	1,184	1,162
Accumulated other comprehensive loss	(110,062)	(143,506)
Retained earnings	2,865,127	2,433,719
Total Shareholders' Equity	9,774,499	9,240,743
Total Liabilities and Shareholders' Equity	$ 17,211,112	$ 16,989,863